RELATED PARTY TRANSACTIONS (Schedule of Recognized Revenue and Cost of Net Sales for Sales of Telecommunications Equipment and Services to Affiliates of Softbank) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related party transactions [Line Items]
Net sales	$ 129,420	$ 164,439	$ 186,728
Gross profit	22,128	40,220	68,158
Softbank and affiliates [Member]
Related party transactions [Line Items]
Net sales		90,302	92,011
Cost of net sales		59,052	51,448
Gross profit		$ 31,250	$ 40,563